Related Party Transactions	12 Months Ended
Apr. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

8.           Related Party Transactions

a)           Acquisition of Mineral Claim

On October 6, 2010, we entered into an Option Agreement (the “Agreement”), amended on March 29, 2011, to earn a 50% undivided interest in a gold exploration property, known as the Hotstone property. The Hotstone property is comprised of a 5 claim unit totaling approximately 120 hectares within the Greenlaw Township, located 50 km southeast of Chapleau, Ontario, and 130 km west-southwest of Timmins, Ontario, Canada. Mr. David L. Gibson, a director and officer of the Company was the optionor of the Hotstone property. Under the terms of the Agreement, Mr. Gibson received $100,000 in cash and 1,000,000 restricted shares of common stock. (refer Note – 4).

b)           Management service agreement

On November 1, 2008, we entered into a two year management service agreement payable at $10,000 monthly with Ox Financial Corp., a company controlled by a director and officer of the Company. During the fiscal year ended April 30, 2012, we incurred $120,000 (2011 - $120,000), (2010 - $120,000) in management fees under this agreement and $83,606 for expenses.  The Company made cash payments of $113,248.  As at April 30, 2012 an amount of $100,719 (2011- $10,361) was owing and is reflected on the balance sheets as accounts payable – related parties.

c)           Consulting services

Mr. David L. Gibson, a director and officer of the Company invoiced and was paid a total of $33,890 (2011 - $16,065) for consulting services provided during the fiscal year ended April 30, 2012 in respect of evaluation of the Santa Rita mining concession.   The Company also reimbursed Mr. Gibson a total of $2,655 (2011 - $5,414) in respect of travel and incidental expenses incurred as a result of the evaluation.

Dynamic Exploration Ltd. (“Dynamic”), a company controlled by Richard Thomas Walker, a director and the Company’s chief Geologist, invoiced the Company $22,932 (2011 - $33,735) for consulting services provided during the fiscal year ended April 30, 2012.  Dynamic also invoiced the Company a total of $5,279(2011 - $4,736) for reimbursement of travel and incidental expenses incurred as a result of the services provided.   During the fiscal year ended April 30, 2012, the Company made cash payments in full including the amount of $14,917 due and payable to Dynamic as of April 30, 2011.

d)           Associates

During the fiscal year ended April 30, 2012, the Company’s associate, Plata Litoral Inc. made payments in the accumulated amount of $141,063 (USD$143,789) on our behalf for our operating expenses. We did not repay any of the amounts paid, leaving the amount of $141,063 reflected on the balance sheets as accounts payable – related parties.